Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Schedule of outstanding principal balances on finance lease facility

	As at
In thousands of U.S. Dollars	June 30, 2022	December 31, 2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	9,237	10,747
CMBFL Leases No.1 to 4	61,615	65,187
Ocean Yield ASA	47,638	50,320
Japanese Lease No.4	18,819	19,942
China Huarong Leases	35,131	37,385
CMBFL / Shandong	62,802	65,625
Finance lease obligations	235,242	270,883
Amounts representing interest and deferred finance fees	(37,219)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	198,023	226,455
Current portion of finance lease obligations	25,428	21,783
Current portion of deferred finance fees	(519)	(699)
Non-current portion of finance lease obligations	175,091	207,592
Non-current portion of deferred finance fees	(1,977)	(2,221)
Total finance lease obligations, net of deferred finance fees	198,023	226,455

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	June 30, 2022
2022(1)	21,720
2023	24,528
2024	23,887
2025	81,558
2026	12,550
2027 - 2030	70,999
Finance lease obligations	235,242
Amounts representing interest and deferred finance fees	(37,219)
Finance lease obligations, net of interest and deferred finance fees	198,023

(1) Six-month period ending December 31, 2022